Investments in affiliates - Equity Accounted Investments (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of financial information
Current assets		$ 118,448	$ 190,386
Non-current assets		2,595,932	2,492,633
Current liabilities		239,685	223,080
Long-term liabilities		1,439,118	1,578,249
Net operating revenues		461,594	447,244	$ 458,732
Net income		153,550	$ 131,253	$ (32,936)
Gemini
Summary of financial information
Ownership (as a percent)	49.00%		49.00%	49.00%
Equity Method Investment, Nonconsolidated Investee | Gemini
Summary of financial information
Current assets		11,524	$ 6,242
Non-current assets		69,149	69,740
Current liabilities		7,585	9,892
Long-term liabilities		41,920	47,795
Net operating revenues		31,844	20,264	$ 18,885
Net income		$ 12,873	$ 3,268	$ 2,787